UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.     Name and address of issuer:

       Oppenheimer Main Street Funds, Inc.
       6803 South Tucson Way
       Englewood, CO 80112

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
       of the issuer, check the box but do not list series or classes):     /  /

       Oppenheimer Main Street California Municipal Fund Class A

3.     Investment Company Act File Number: 811-5360

       Securities Act File Number: 33-17850

4(a).  Last day of fiscal year for which this Form is filed: 8/31/97

4(b).  /  / Check  box if this  Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  /  / Check box if this is the last time the  issuer  will be filing  this
           Form.

5.     Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during
             the fiscal year pursuant to section 24(f):         $11,058,781
                                                                ------------
      (ii)   Aggregate  price of securities redeemed
             or repurchase during the fiscal year:              $10,093,465
                                                                ------------
      (iii)  Aggregate price of securities redeemed
             or repurchased during any prior fiscal
             year ending no earlier than October 11,
             1995 that were not previously used to
             reduce registration fees payable to the
             Commission:                                        $ -0-
                                                                ------------
      (iv)   Total available redemption credits
             [add items 5(ii) and 5(iii):                       -$10,093,465
                                                                -------------
      (v)    Net sales - if Item 5(i) is greater than Item
             5(iv)[subtract Item 5(iv) from Item 5(i)]:         $965,316
                                                                -------------
      (vi)   Redemption credits available for use                 -0-
             in future years -- if Item 5(i) is                 -------------
             less than Item 5(iv) [subtract Item
             5(iv) from Item 5(i):

      (vii)  Multiplier for determining registration fee (See
             Instruction C.9):                                  x 1/3300
                                                                ------------
      (viii) Registration fee due [multiple Item 5(v) by Item
             5(vii)] (enter "0" if no fee is due):              =$293
                                                                =============
6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 724,472. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                +$ -0-
                                                                -------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                =$293
                                                                =============
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: November 3, 1997

            Method of Delivery: Wire Transfer #9627

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: /s/ Robert J. Bishop
   Robert J. Bishop, Assistant Treasurer

Date: October 29, 1997

cc: Allan Adams, Esq.
    Katherine P. Feld, Esq.
    Gloria LaFond